Parent Company Only Condensed Financial Information - Schedule of Condensed Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary Shares
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share)	$ 0.5
Ordinary shares, shares authorized	400,000,000	400,000,000
Ordinary shares, shares issued	66,761,582	66,780,612
Ordinary shares, shares outstanding	66,761,582	66,780,612
Class B Ordinary Shares
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share)	$ 0.5
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	34,762,909	34,762,909
Ordinary shares, shares outstanding	34,762,909	34,762,909